Diversified Municipal Portfolio [Member] Expense Example - Diversified Municipal Portfolio [Member] - S000011055 [Member] - Diversified Municipal Class	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 616